INCOME TAXES (Details) - CNY (¥)		9 Months Ended	12 Months Ended		36 Months Ended							120 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2017
Income Taxes
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Withholding tax related to distributable earnings		¥ 22,797,747	¥ 22,620,872			¥ 22,797,747						¥ 22,797,747
Undistributed earnings generated by the PRC consolidated entities		¥ 227,977,473				¥ 227,977,473						¥ 227,977,473
PRC
Income Taxes
Statutory income tax rate (as a percent)		25.00%										25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)		15.00%
Withholding tax rate for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC (as a percent)		10.00%
PRC | ATA Testing
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)							15.00%		15.00%		15.00%
PRC | ATA Testing | Future
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)					15.00%
PRC | ATA Learning
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)						15.00%		15.00%		15.00%
PRC | ATA Learning | Future
Income Taxes
Statutory income tax rate (as a percent)	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)	15.00%
PRC | ATA Online
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)						15.00%		15.00%		15.00%
PRC | ATA Online | Future
Income Taxes
Statutory income tax rate (as a percent)	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)	15.00%
Renewed term of HNTE certificate	3 years
PRC | Muhua Shangce
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)						15.00%		15.00%		15.00%
PRC | Muhua Shangce | Future
Income Taxes
Statutory income tax rate (as a percent)	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)	15.00%
Renewed term of HNTE certificate	3 years